SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] € in Thousands, SFr in Thousands, $ in Thousands			1 Months Ended
	Feb. 11, 2020 USD ($) Numbers	Feb. 11, 2020 EUR (€) Numbers	Jan. 27, 2020 CHF (SFr)
Optibase Bavaria GmbH & Co. KG [Member]
Subsequent Event [Line Items]
Number of commercial properties | Numbers	27	27
Aggregate cash consideration from property sale	$ 38,900
Proceeds from property held for sale	29,700
Optibase Bavaria GmbH & Co. KG [Member] | PPA [Member]
Subsequent Event [Line Items]
Proceeds from property held for sale	$ 157
Optibase Bavaria GmbH & Co. KG [Member] | Euro [Member]
Subsequent Event [Line Items]
Aggregate cash consideration from property sale | €		€ 35,000
LEM [Member]
Subsequent Event [Line Items]
Rent reduction percentage claim			16.94%
Rent reduction per month | SFr			SFr 40
Rent reduction amount | SFr			SFr 1,189
Conciliation hearing date			Apr. 29, 2020
First Extension [Member] | LEM [Member]
Subsequent Event [Line Items]
Extension date of claim			Dec. 31, 2021
Second Extension [Member] | LEM [Member]
Subsequent Event [Line Items]
Extension date of claim			Sep. 30, 2022